Exhibit 99.17

Data Compare Summary (Total)

Run Date - 10/21/2025 12:28:11 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	4	286	1.40%	286
State	0	286	0.00%	286
Zip	0	286	0.00%	286
Note Date	1	286	0.35%	286
Original Loan Amount	0	286	0.00%	286
Amortization Term	0	286	0.00%	286
Original Interest Rate	0	286	0.00%	286
Borrower Qualifying FICO	3	286	1.05%	286
Coborrower Qualifying FICO	1	190	0.53%	286
Amortization Type	0	286	0.00%	286
Representative FICO	1	286	0.35%	286
Property Type	3	286	1.05%	286
Interest Only	0	286	0.00%	286
Lien Position	0	286	0.00%	286
Occupancy	0	286	0.00%	286
Purpose	0	286	0.00%	286
Contract Sales Price	9	286	3.15%	286
Balloon Flag	0	286	0.00%	286
Original CLTV	3	286	1.05%	286
Original LTV	3	286	1.05%	286
Origination Channel	0	286	0.00%	286
Appraisal Effective Date	3	286	1.05%	286
LTV Valuation Value	1	286	0.35%	286
Investor: Qualifying Total Debt Ratio	7	286	2.45%	286
Initial Rate Lock Date	53	286	18.53%	286
Total	92	7,054	1.30%	286